CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No.86 to the Registrant’s Registration Statement (“Amendment No. 86”), each of which was incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (“Amendment No. 84”) and (b) that Amendments No. 84 and 86 were filed electronically.

Dated: March 4, 2011	By:	/s/ Sheila R. James
Sheila R. James
Assistant Secretary